Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
NCE ESSOP
EBP, Related Party and Party-in-Interest Transactions [Abstract]
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
Employee Benefit Plan Note Receivable From Participant Account Maximum Borrowing Amount Percentage	0.50
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	341,873
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	517,514
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
Employee Benefit Plan Note Receivable From Participant Account Maximum Borrowing Amount Percentage	0.50
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant
The Plans allow participants to borrow against funds held in their account in any amount greater than $1,000 but less than 50% of the participant’s vested account balance. In no event can a participant borrow more than $50,000 less the participant’s highest outstanding loan balance during the preceding 12 months. Only one outstanding loan is permitted at any time and may not exceed a period of 5 years for a general-purpose loan or 15 years for a principal residence loan. The loan shall bear a rate of interest equal to the prime rate in effect on the first business day of the month the loan request is approved plus 1%, and stays in effect until the loan is repaid. Repayment of the loan plus interest is made through automatic payroll deductions and is credited to each participant’s account as paid. If a participant retires or terminates employment for any reason, the outstanding loan balance must be repaid within 90 days from the date of termination, unless the participant elects to continue making monthly installment payments established by the Plan Administrator.
A summary of the Plans’ notes receivable as of Dec. 31, 2025 and 2024 is below:
BU Savings Plan

	Dec. 31, 2025			Dec. 31, 2024
Interest rates on outstanding loans	4.25%	-	9.50%	4.25%	-	9.50%
Maturity range	2026	-	2040	2025	-	2039

EIP Savings Plan

	Dec. 31, 2025			Dec. 31, 2024
Interest rates on outstanding loans	4.25%	-	9.50%	4.25%	-	9.50%
Maturity range	2026	-	2040	2025	-	2038

EBP, Related Party and Party-in-Interest Transactions
The Plans’ investments include shares of Xcel Energy Inc. common stock. For the BU Savings Plan, on the Statements of Net Assets Available for Benefits, the value of interest in Master Trust included dividends declared and payable to the Plan of $341,873 at Dec. 31, 2025. For the EIP Savings Plan, on the Statements of Net Assets Available for Benefits, the value of interest in Master Trust included dividends declared and payable to the Plan of $202,806 at Dec. 31, 2025. There were no dividends payable to either plan as of Dec. 31, 2024.

The Plans also invest in shares of mutual funds and collective trusts managed by an affiliate of VFTC. VFTC acts as trustee for all Plan investments. Transactions in such investments qualify as party-in-interest transactions that are exempt from the prohibited transaction rules. The BU Savings Plan incurred fees for investment management and recordkeeping services of $517,514 for the year ended Dec. 31, 2025. The EIP Savings Plan incurred fees for investment management and recordkeeping services of $214,355 for the year ended Dec. 31, 2025.

NCE EIP
EBP, Related Party and Party-in-Interest Transactions [Abstract]
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
Employee Benefit Plan Note Receivable From Participant Account Maximum Borrowing Amount Percentage	0.50
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	202,806
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	214,355
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
Employee Benefit Plan Note Receivable From Participant Account Maximum Borrowing Amount Percentage	0.50
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant
The Plans allow participants to borrow against funds held in their account in any amount greater than $1,000 but less than 50% of the participant’s vested account balance. In no event can a participant borrow more than $50,000 less the participant’s highest outstanding loan balance during the preceding 12 months. Only one outstanding loan is permitted at any time and may not exceed a period of 5 years for a general-purpose loan or 15 years for a principal residence loan. The loan shall bear a rate of interest equal to the prime rate in effect on the first business day of the month the loan request is approved plus 1%, and stays in effect until the loan is repaid. Repayment of the loan plus interest is made through automatic payroll deductions and is credited to each participant’s account as paid. If a participant retires or terminates employment for any reason, the outstanding loan balance must be repaid within 90 days from the date of termination, unless the participant elects to continue making monthly installment payments established by the Plan Administrator.
A summary of the Plans’ notes receivable as of Dec. 31, 2025 and 2024 is below:
BU Savings Plan

	Dec. 31, 2025			Dec. 31, 2024
Interest rates on outstanding loans	4.25%	-	9.50%	4.25%	-	9.50%
Maturity range	2026	-	2040	2025	-	2039

EIP Savings Plan

	Dec. 31, 2025			Dec. 31, 2024
Interest rates on outstanding loans	4.25%	-	9.50%	4.25%	-	9.50%
Maturity range	2026	-	2040	2025	-	2038

EBP, Related Party and Party-in-Interest Transactions
The Plans’ investments include shares of Xcel Energy Inc. common stock. For the BU Savings Plan, on the Statements of Net Assets Available for Benefits, the value of interest in Master Trust included dividends declared and payable to the Plan of $341,873 at Dec. 31, 2025. For the EIP Savings Plan, on the Statements of Net Assets Available for Benefits, the value of interest in Master Trust included dividends declared and payable to the Plan of $202,806 at Dec. 31, 2025. There were no dividends payable to either plan as of Dec. 31, 2024.

The Plans also invest in shares of mutual funds and collective trusts managed by an affiliate of VFTC. VFTC acts as trustee for all Plan investments. Transactions in such investments qualify as party-in-interest transactions that are exempt from the prohibited transaction rules. The BU Savings Plan incurred fees for investment management and recordkeeping services of $517,514 for the year ended Dec. 31, 2025. The EIP Savings Plan incurred fees for investment management and recordkeeping services of $214,355 for the year ended Dec. 31, 2025.